Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 74.0	$ 70.8	$ 61.3
Restricted cash	4.0	3.9	5.3
Receivables less provision for allowances, claims and doubtful accounts	436.1	396.7	515.8
Inventories	746.1	741.5	732.4
Prepaid expenses and other assets	49.0	41.4	37.9
Total current assets	1,309.2	1,254.3	1,352.7
Property, plant, and equipment, at cost	648.4	648.4	622.6
Less: Accumulated depreciation	174.1	165.0	131.5
Property, plant and equipment, net	474.3	483.4	491.1
Deferred income taxes	38.3	38.4	35.6
Other intangible assets	55.8	57.3	62.1
Goodwill	96.9	97.0	96.7
Deferred charges and other assets	32.1	33.8	25.0
Total assets	2,006.6	1,964.2	2,063.2
Current liabilities:
Accounts payable	270.3	196.2	245.0
Accrued liabilities:
Salaries, wages and commissions	32.1	32.1	40.2
Deferred income taxes	122.6	121.6	132.5
Other accrued liabilities	73.0	56.6
Interest on debt		21.2	10.3
Other accrued liabilities		35.4	52.1
Short-term debt	27.8	35.3	52.0
Current portion of deferred employee benefits	14.2	14.2	15.2
Total current liabilities	540.0	456.0	547.3
Long-term debt	1,236.4	1,270.1	971.6
Deferred employee benefits	490.1	504.4	502.9
Taxes and other credits	14.5	14.2	10.1
Total liabilities	2,281.0	2,244.7	2,031.9
Commitments and contingencies
Redeemable noncontrolling interest	1.6	1.7
Ryerson Inc. stockholders' equity (deficit):
Common stock, value
Capital in excess of par value	71.3	71.3	451.5
Accumulated deficit	(95.4)	(102.5)	(211.8)
Accumulated other comprehensive loss	(252.6)	(253.7)	(216.3)
Total Ryerson Inc. stockholders' equity (deficit)	(276.7)	(284.9)	23.4
Noncontrolling interest	0.7	2.7	7.9
Total equity (deficit)	(276.0)	(282.2)	31.3
Total Liabilities and Equity	$ 2,006.6	$ 1,964.2	$ 2,063.2